Other Financial Assets	12 Months Ended
Dec. 31, 2020
OTHER FINANCIAL ASSETS
Other Financial Assets

7.    OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2020 and 2019 is as follows:

	Current		Non-current
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with changes in other comprehensive income	127,854	127,854	2,326,480	2,349,223
Financial assets Financial assets measured at amortized cost	808,692	860,425	—	—
Hedging derivatives	1,000,964	322,316	16,422,737	4,871,397
Non-Hedging derivatives	1,414,894	—	1,911,233	—
Total	3,352,404	1,310,595	20,660,450	7,220,620